SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - Employees Directors And Non Employees [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Number of options
Options outstanding at beginning of year	8,373,745
Options granted	40,500
Options exercised	1,744
Options forfeited	(282,455)
Options expired	(140,000)
Options outstanding at end of year	7,990,046	8,373,745
Exercisable at end of year	5,245,345
Weighted average exercise price
Options outstanding at beginning of year	$ 4.65
Options granted	2.08
Options exercised	0.84
Options forfeited	4.55
Options expired	8.08
Options outstanding at end of year	4.58	$ 4.65
Exercisable at end of year	$ 5.68
Weighted average remaining contractual life
Options outstanding	6 years 2 months 8 days	6 years 7 months 9 days
Exercisable at end of year	4 years 11 months 26 days
Aggregate intrinsic value
Options outstanding at end of year	$ 1,205	$ 1,912
Exercisable at end of year	$ 124